UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	01/21/2011

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:79
Form 13F Information Table Value Total:	445196

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.


FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT SH/PRN
PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Annuity & Life Re Hldgs Ltd Sh Common G03910109 14901 24533809 SH Sole
24533809 0

Benda Pharmaceuticals Inc Common 08165P108 670 22337998 SH Sole 22337998 0

Chevrontexaco Corp Common 166764100 219 2400 SH Sole 2400 0

China Housing and Land Develop Common 16939V103 7387 2695969 SH Sole 2695969
0

China Housing and Land Develop Common 16939V103 1853 676294 SH Other 01 0
676294

China Pharma Hldgs Inc Com Common 16941T104 6532 2155629 SH Sole 2155629 0

China Pharma Hldgs Inc Com Common 16941T104 282 93004 SH Other 01 0 93004

China Ritar Power Corp Common 169423100 10110 3888562 SH Sole 3888562 0

China Ritar Power Corp Common 169423100 1309 503400 SH Other 01 0 503400

China Shoto Ord Gbp0.10 Common G2158V100 880 207000 SH Sole 207000 0

China Shoto Ord Gbp0.10 Common G2158V100 179 42000 SH Other 01 0 42000

China Sky One Med Inc Com Common 16941P102 3999 573735 SH Sole 573735 0

China Yida Hldg Co Com New Common 16945D204 29814 2934478 SH Sole 2934478 0

China Yida Hldg Co Com New Common 16945D204 3065 301656 SH Other 01 0 301656

China Zenith Chemical Group Lt Common G215A1103 8566 261133000 SH Sole
261133000 0

China Zenith Chemical Group Lt Common G215A1103 2072 63167000 SH Other 01 0
63167000

Conocophillips Nfs Llc Is Common 20825C104 6306 92604.118 SH Sole 92604.118 0

Conocophillips Nfs Llc Is Common 20825C104 1260 18505.751 SH Other 01 0 18506

Cornerstone Inds Intl Inc C Common 21924X106 0 61235 SH Sole 61235 0

Dnb Nor Asa Ord Shs Common R1812S105 31547 2261466 SH Sole 2261466 0

Dnb Nor Asa Ord Shs Common R1812S105 8211 588600 SH Other 01 0 588600

Eiker Sparebank Asa Primary Ca Common R1984E108 584 87023 SH Sole 87023 0

Enerchina Holdings Limited Hk Common G30392131 10853 476675590 SH Sole
476675590 0

Enerchina Holdings Limited Hk Common G30392131 3772 165675594 SH Other 01 0
165675594

Exxon Mobil Corporation Common 30231G102 256 3500 SH Sole 3500 0

Far Eastone Telecommunication Common Y7540C108 4422 3047802 SH Sole 3047802 0

Far Eastone Telecommunication Common Y7540C108 878 605525 SH Other 01 0
605525

First Citizens Bancshares Common 319462107 257 8868 SH Sole 8868 0

Full Apex Holdings Ltd Shs Common G3687W106 16587 86730999 SH Sole 86730999 0

Full Apex Holdings Ltd Shs Common G3687W106 4401 23011100 SH Other 01 0
23011100

Fushi Intl Inc Com Common 36113C101 5871 661200 SH Sole 661200 0

Fushi Intl Inc Com Common 36113C101 1658 186699 SH Other 01 0 186699

Guangdong Nan Yue Logistics Co Common Y2930Z106 4843 19608269 SH Sole
19608269 0

Guangdong Nan Yue Logistics Co Common Y2930Z106 1193 4828731 SH Other 01 0
4828731

Huiyin Household Appliances Common B6448T4HK 8853 32158000 SH Sole 32158000 0

Jiangbo Pharmaceuticals Inc Common 47737R101 644 112500 SH Sole 112500 0

Kingboard Copper Foil Hldgs Or Common G52567107 18014 59171528 SH Sole
59171528 0

Kingboard Copper Foil Hldgs Or Common G52567107 4959 16290000 SH Other 01 0
16290000

Liandi Clean Technology Inc Co Common 52989W105 464 120587 SH Sole 120587 0

Luye Pharma Group Ltd Common G5722Z101 13527 13353870 SH Sole 13353870 0

Luye Pharma Group Ltd Common G5722Z101 2737 2702000 SH Other 01 0 2702000

Mobileone Ltd Common Y8838Q122 13791 7517795.262 SH Sole 7517795.262 0

Mobileone Ltd Common Y8838Q122 4127 2250000 SH Other 01 0 2250000

Murphy Oil Corp Common 626717102 596 8000 SH Sole 8000 0

Oslo Bors Vps Hldg Nok2 Common R6890P105 6189 520651 SH Sole 520651 0

Oslo Bors Vps Hldg Nok2 Common R6890P105 1480 124500 SH Other 01 0 124500

Qiao Xing Mobile Communicat Common G73031109 6901 1699852 SH Sole 1699852 0

Qiao Xing Mobile Communicat Common G73031109 1426 351350 SH Other 01 0 351350

Regal Petroleum Plc Shs Common G7476L106 9727 24127152 SH Sole 24127152 0

Regal Petroleum Plc Shs Common G7476L106 2330 5778357 SH Other 01 0 5778357

Sandnes Sparebank Primary Ca Common R74676108 231 14850 SH Sole 14850 0

SGOCO Technology Ltds Common G80751103 2000 250000 SH Sole 250000 0

Shengtai Pharmaceutical Inc Common 823214200 4474 1542690 SH Sole 1542690 0

Sinolink Worldwide Hldgs Ltd Common G8165B102 9850 67758750 SH Sole
67758750 0

Sinolink Worldwide Hldgs Ltd Common G8165B102 2991 20573500 SH Other 01 0
20573500

Sparebanken Midt Norge Common R82401101 1478 161160 SH Sole 161160 0

Sparebanken Midt Norge Common R82401101 403 43920 SH Other 01 0 43920

Sparebanken Nord Norge Prim Common R8288N106 4630 227223 SH Sole 227223 0

Sparebanken Nord Norge Prim Common R8288N106 1036 50865 SH Other 01 0 50865

Sparebanken Vest As Primary Ca Common R8323C107 410 51400 SH Sole 51400 0

Taiwan Mobile Co Ltdshs Common Y84153215 10846 4537094 SH Sole 4537094 0

Taiwan Mobile Co Ltdshs Common Y84153215 1673 699746 SH Other 01 0 699746

Tethys Petroleum Limited Usd O Common G87636109 63160 38981000 SH Sole
38981000 0

Tethys Petroleum Limited Usd O Common G87636109 11731 7240100 SH Other 01 0
7240100

Tianyin Pharmaceutical Co Inc Common 88630M104 5875 2160106 SH Sole 2160106 0

Tianyin Pharmaceutical Co Inc Common 88630M104 348 128050 SH Other 01 0
128050

Totens Sparebank As Primary Ca Common R92151100 1377 82727 SH Sole 82727 0

Totens Sparebank As Primary Ca Common R92151100 196 11780 SH Other 01 0 11780

Truly Intl Hldgs Hkd0.10 Common G91019102 9395 5815000 SH Sole 5815000 0

Truly Intl Hldgs Hkd0.10 Common G91019102 2537 1570000 SH Other 01 0 1570000

United Food Holdingsltd Common G9232V105 3415 58322900 SH Sole 58322900 0

United Food Holdingsltd Common G9232V105 1085 18536488 SH Other 01 0 18536488

VLOV Common 918258104 395 197300 SH Sole 197300 0

Wuyi International Pharmaceut Common G98089108 13757 154992500 SH Sole
154992500 0

Wuyi International Pharmaceut Common G98089108 1399 15762500 SH Other 01 0
15762500

         445196